Loans and financing - Schedule of Loans and financing (Detail) - BRL (R$) R$ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 30, 2019	Jul. 31, 2019	Dec. 31, 2020	Dec. 31, 2017	Aug. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 6,083,650			R$ 6,746,188	R$ 2,837,022
Current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			3,144,858			5,038,705
Non-current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			2,938,792			1,707,483
Obligation To Fidcar Quota Holders
Disclosure of detailed information about borrowings [line items]
Average annual interest rate	106.00%			106.80%
Borrowings			4,114,315			3,690,542	2,064,333
Obligation To Fidcar Quota Holders | CDI Rate
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate					1.50%
Obligations to FIDC TAPSO quota holders
Disclosure of detailed information about borrowings [line items]
Borrowings			20,476			20,352	10,238
Leasing | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 0			1,497
Leasing | CDI Rate | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			111.00%
Bank borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 390,830			1,777,083	750
Loans with private entities
Disclosure of detailed information about borrowings [line items]
Borrowings			745,051			738,456	758,027
Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings			398,358			394,997	R$ 0
Debentures | CDI Rate
Disclosure of detailed information about borrowings [line items]
Average annual interest rate		109.00%
Obligations to FIDC SOMA III quota holders
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 239,759			0
Obligations to FIDC SOMA III quota holders | CDI Rate | Senior Quotas
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate			4.00%
Obligations to FIDC SOMA III quota holders | CDI Rate | Mezzanine Quotas
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate			7.00%
June /21, August /23 | Obligation To Fidcar Quota Holders | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 1,939,645			2,070,542
June /21, August /23 | Obligation To Fidcar Quota Holders | Non-current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 2,174,670			1,620,000
June /21, August /23 | Obligation To Fidcar Quota Holders | CDI Rate | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			106.00%
Average annual interest rate, adjustment to CDI Rate			1.50%
June /21, August /23 | Obligation To Fidcar Quota Holders | CDI Rate | Non-current portion of debt
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			106.00%
Average annual interest rate, adjustment to CDI Rate			1.50%
March /21 | Obligations to FIDC TAPSO quota holders | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 20,476			20,352
March /21 | Obligations to FIDC TAPSO quota holders | CDI Rate | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate			1.15%
January /21, June /29 | Leasing | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 48,856			35,778
January /21, June /29 | Leasing | Non-current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 126,005			87,483
January /21, June /29 | Leasing | CDI Rate | Current portion of debt | Bottom of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			105.70%
January /21, June /29 | Leasing | CDI Rate | Current portion of debt | Top of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			151.80%
January /21, June /29 | Leasing | CDI Rate | Non-current portion of debt | Bottom of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			105.70%
January /21, June /29 | Leasing | CDI Rate | Non-current portion of debt | Top of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			151.80%
January /21, March /21 | CDI Rate | Current portion of debt | Bottom of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate			0.68%
January /21, March /21 | CDI Rate | Current portion of debt | Top of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate			0.12%
January /21, March /21 | Bank borrowings | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 390,830			1,777,083
September /21 | Loans with private entities | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 745,051			738,456
September /21 | Loans with private entities | CDI Rate | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			109.80%
July /22 | Debentures | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 0			394,997
July /22 | Debentures | Non-current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 398,358			0
July /22 | Debentures | CDI Rate | Current portion of debt
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			109.00%
July /22 | Debentures | CDI Rate | Non-current portion of debt
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			109.00%
December /23 | Obligations to FIDC SOMA III quota holders | Non-current portion of debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R$ 239,759			R$ 0